ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2015
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Purchases of materials	10,476	4,767
Prepayments for advertisement	3,660	3,083
Prepayments for transportation fee	64	2
Prepayments for operating lease	204	204
Prepayments for testing fee	238	289
Utility deposit	206	476
Deposits for research and development fee	1,998	865
Prepayment for seed usage fee	50	-
Others	855	798

	17,751	10,484

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.